Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.7%

ISRAEL — 3.8%
JFrog Ltd. *	2,020	$89,324

UNITED STATES — 93.9%
Adaptimmune Therapeutics PLC ADR *	7,284	11,509
Aehr Test Systems *	1,051	13,032
AeroVironment, Inc. *	809	124,003
Ambarella, Inc. *	806	40,921
American Well Corp., Class A *	5,775	4,682
Appian Corp., Class A *	1,240	49,538
Axon Enterprise, Inc. *	460	143,925
Bandwidth, Inc., Class A *	1,753	32,010
Beam Therapeutics, Inc. *	617	20,386
BlackLine, Inc. *	999	64,515
Calix, Inc. *	767	25,434
Cardlytics, Inc. *	1,834	26,575
Cargurus, Inc. *	1,895	43,737
Chegg, Inc. *	1,286	9,735
Confluent, Inc., Class A *	872	26,613
CS Disco, Inc. *	669	5,439
CyberArk Software Ltd. *	182	48,345
Denali Therapeutics, Inc. *	719	14,754
Digimarc Corp. *	1,181	32,100
Doximity, Inc., Class A *	1,599	43,029
EverQuote, Inc., Class A *	1,716	31,849
Exact Sciences Corp. *	839	57,941
Expensify, Inc., Class A *	2,319	4,267
Fiverr International Ltd. *	836	17,614
Freshpet, Inc. *	794	91,993
HashiCorp, Inc., Class A *	1,965	52,957
IPG Photonics Corp. *	424	38,453
LiveRamp Holdings, Inc. *	2,291	79,039
MP Materials Corp. *	767	10,968
Novanta, Inc. *	444	77,598
Novocure Ltd. *	1,697	26,524
Pacira BioSciences, Inc. *	1,296	37,869
Progyny, Inc. *	1,173	44,750
Quanterix Corp. *	1,836	43,256
QuantumScape Corp. *	2,339	14,712
Redfin Corp. *	1,261	8,386
RxSight, Inc. *	122	6,293
Schrodinger, Inc. *	1,885	50,895
Shockwave Medical, Inc. *	149	48,519
Sprout Social, Inc., Class A *	1,404	83,833
STAAR Surgical Co. *	964	36,902
Stratasys Ltd. *	1,572	18,267
Sutro Biopharma, Inc. *	4,387	24,786
Tandem Diabetes Care, Inc. *	670	23,725
TransMedics Group, Inc. *	1,312	97,009
Trupanion, Inc. *	1,221	33,712
Twist Bioscience Corp. *	1,967	67,488
Upwork, Inc. *	3,546	43,474
Varonis Systems, Inc. *	1,559	73,538
Veeco Instruments, Inc. *	1,685	59,261
Xencor, Inc. *	1,857	41,095

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
Zuora, Inc., Class A *	6,687	$60,985
		2,188,240
TOTAL INVESTMENTS — 97.7%
(cost $2,210,703)		$2,277,564
Other assets less liabilities — 2.3%		54,182
NET ASSETS — 100.0%		$2,331,746

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,277,564	$—	$—	$2,277,564
Total	$2,277,564	$—	$—	$2,277,564

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.